--------------------------

                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number 3235-0570
                                                      Expires:  Nov. 30, 2006
                                                      Estimated average burden
                                                      hours per response: 19.3
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERRTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10301
                                    ---------

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: May 31, 2006
                          ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders

                                                            ASHPORT MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                (UNAUDITED) FINANCIAL STATEMENTS

                                                                    MAY 31, 2006

Dear Shareholders,                                                 July 31, 2006

Despite rising interest rates and energy prices, economic growth continued strong in the recent period. The Federal Reserve Board's continued its series of gradual increases in the federal funds rate and that occupied much of investors' attention. The Fed indicated that its next move will depend on its assessment of incoming economic data and the ability of system wide productivity to offset inflationary forces. To date, core inflation, which excludes energy and food prices, has so far continued to remain relatively contained. In such an environment, security selection takes on even greater importance and the in-depth, professional research and active management mutual funds can provide makes them an even more intelligent choice for today's investors.

Going forward, we believe that both the U.S. and the global economy will continue to expand, and our outlook for corporate earnings for 2006 is positive. U.S. markets may remain range-bound so long as the interest rate picture stays uncertain, but by most measures, the markets are trading at reasonable valuations backed by strong fundamentals.

We welcome our new shareholders and thank our long-term investors for their support..

Respectfully submitted,

Uri Benhamron                               David Vurgait
StateTrust Capital,                         President
Investment Officer

A description of the Funds' proxy voting policies and procedures is available without charge on the SEC's website at www.sec.gov. The Funds' most current proxy voting record, Form N-PX, is also available on the SEC's website at www.sec.gov.

                              Ashport Mutual Funds
                                Table of Contents
                                  May 31, 2006

C O N T E N T S
                                                                          Page
-------------------------------------------------------------------------

FINANCIAL STATEMENTS

      Schedules of Investments                                            1 - 3

      Statements of Assets and Liabilities                                  4

      Statements of Operations                                              5

      Statements of Changes in Net Assets                                 6 - 7

      Financial Highlights                                               8 - 13

      Notes to Financial Statements                                      14 - 20

      The Trustees of Your Fund                                            21

         ..............................................................

Performance of the Ashport Mutual Funds is compared to various market indices. Unlike mutual funds, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This report has been prepared for the general information of Ashport Mutual Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about Ashport Mutual Funds, investment policies, management fees and expenses. Investors should read the prospectus carefully before investing or sending money.

Performance calculation reflect fee waivers / expense reimbursements in effect. Without such fee waiver / expense reimbursement, total returns would have been lower. Total return is based on net change in net asset value assuming reinvestment of all dividends and distributions, if any.

----------------------------------
NOT FDIC INSURED
MAY LOSE VALUE / NO BANK GUARANTEE
----------------------------------

Ashport Large Cap Fund (UNAUDITED)
Schedule of Investments
May 31, 2006

                                                                       Percentage
                                                                         of Net
Common Stocks - 94.09%                         Shares        Value       Assets
                                             ----------   ----------   ----------
Basic Materials

FREEPORT-MCMORAN COPPER & GOLD INC CLASS B          725   $   40,593         3.20%
                                                          ----------   ----------

                                                              40,593         3.20%
                                                          ----------   ----------
Capital Goods

3M CO COM                                         1,094       91,524         7.22%

DANAHER CORP                                        805       51,609         4.07%

DEERE & CO                                          350       29,960         2.36%

UNITED TECHNOLOGIES CORP DEL COM                    800       50,016         3.95%
                                                          ----------   ----------

                                                             223,109        17.60%
                                                          ----------   ----------
Consumer-Cyclical

COACH INC COM (a)                                 1,060       30,825         2.43%

LOWES COS INC                                       423       26,344         2.08%

WAL MART STORES INC                                 800       38,760         3.06%
                                                          ----------   ----------

                                                              95,929         7.57%
                                                          ----------   ----------
Consumer Staples

AVON PRODS INC COM                                2,430       77,031         6.08%

CVS CORP COM                                      1,400       39,060         3.08%

DISNEY WALT COMPANY HOLDING CO                    1,700       51,850         4.09%

STARBUCKS CORP COM (a)                            1,300       46,345         3.67%
                                                          ----------   ----------

                                                             214,286        16.91%
                                                          ----------   ----------

Energy

CHEVRON CORP COM                                    600       35,874         2.83%

CONOCOPHILLIPS                                      500       31,645         2.50%

SUNOCO INC COM                                      515       35,324         2.79%
                                                          ----------   ----------

                                                             102,843         8.11%
                                                          ----------   ----------
Financials

CITIGROUP INC COM                                   920       45,356         3.58%

JP MORGAN CHASE & CO COM                          1,300       55,432         4.37%

LEGG MASON INC                                      290       27,820         2.19%

MORGAN STANLEY COM                                  800       47,696         3.76%

PRICE T ROWE GROUP INC COM                          482       38,126         3.01%
                                                          ----------   ----------

                                                             214,430        16.91%
                                                          ----------   ----------
Health Care

FOREST LABS INC (a)                                 657       24,624         1.94%

GILEAD SCIENCES INC (a)                             470       26,945         2.13%

PFIZER INC COM                                    1,150       27,209         2.15%

ST JUDE MED INC COM (a)                             760       25,916         2.04%

WYETH                                               985       45,054         3.55%
                                                          ----------   ----------

                                                             149,748        11.81%
                                                          ----------   ----------
Technology

ADOBE SYSTEMS INC DEL                             1,300       37,219         2.94%

ORACLE CORP COM (a)                                2781       39,546         3.12%

SEAGATE TECHNOLOGY SHS ISIN#KYG7945J1040          1,490       34,792         2.74%
                                                          ----------   ----------

                                                             111,556         8.80%
                                                          ----------   ----------
Utilities

AES CORP (a)                                      2,190       40,296         3.18%
                                                          ----------   ----------

                                                              40,296         3.18%
                                                          ----------   ----------

TOTAL COMMON STOCKS (Cost $1,176,978)                      1,192,790        94.09%
                                                          ----------   ----------

Cash Investments - 5.80%

Wachovia Institutional Trust Cash -
  Investment Dollars, 4.5% (b)                   73,519       73,519         5.80%
                                                          ----------   ----------

TOTAL CASH INVESTMENTS (Cost $73,519)                         73,519         5.80%
                                                          ----------   ----------

TOTAL INVESTMENTS (Cost $1,250,497) -  99.88%             $1,266,309        99.88%
                                                          ==========   ==========

Other assets in excess of liabilities - 0.12%                  1,466         0.12%
                                                          ----------   ----------

TOTAL NET ASSETS -                    100.00%             $1,267,775       100.00%
                                                          ==========   ==========

(a)   Non-income producing.
(b) Variable rate yield; the coupon rate shown represents the rate at May 31, 2006.

Ashport Small/Mid Cap Fund (UNAUDITED)
Schedule of Investments
May 31, 2006

                                                                       Percentage
                                                                         of Net
Common Stocks - 91.96%                         Shares        Value       Assets
                                             ----------   ----------   ----------
Basic Materials

CLEVELAND CLIFFS INC                                280   $   20,614         2.45%

ELKCORP COM                                         830       23,863         2.84%

HEADWATERS INC COM (a)                              440       12,078         1.44%
                                                          ----------   ----------

                                                              56,554         6.72%
                                                          ----------   ----------
Capital Goods

C H ROBINSON WORLDWIDE INC COM NEW                  540       23,782         2.83%

CUMMINS ENGINE INC                                  240       26,450         3.14%

ITT INDUSTRIES INC                                  556       28,995         3.45%

JOY GLOBAL INC COM                                  350       18,809         2.24%
                                                          ----------   ----------

                                                              98,036        11.65%
                                                          ----------   ----------
Communication Services

ADTRAN INC                                          434       10,945         1.30%

ROCKWELL COLLINS INC COM                            500       27,300         3.24%

SCRIPPS COMPANY E.W. NEW CL A                       475       21,983         2.61%
                                                          ----------   ----------

                                                              60,228         7.16%
                                                          ----------   ----------
Consumer-Cyclical

ABERCROMBIE & FITCH CO CL A                         235       13,595         1.62%

CHICOS FAS INC COM (a)                              355       10,639         1.26%

COPART INC (a)                                      576       15,805         1.88%

EDUCATION MGMT CORP COM (a)                         688       29,550         3.51%

GUESS INC COM (a)                                   609       25,249         3.00%

SELECT COMFORT CORP OC CAP STK (a)                  975       31,941         3.80%
                                                          ----------   ----------

                                                             126,779        15.07%
                                                          ----------   ----------
Energy

QUESTAR CORP COM                                    170       12,527         1.49%
                                                          ----------   ----------

                                                              12,527         1.49%
                                                          ----------   ----------
Financials

RESOURCES CONNECTION INC COM (a)                    459       11,705         1.39%
                                                          ----------   ----------

                                                              11,705         1.39%
                                                          ----------   ----------

Health Care

AMPHENOL CORP NEW CL A                              630       34,997         4.16%

COVENTRY HEALTH CARE INC COM (a)                    500       26,125         3.10%

VCA ANTECH INC COM (a)                              756       22,771         2.71%
                                                          ----------   ----------

                                                              83,892         9.97%
                                                          ----------   ----------
Industrial Services

GRACO INC                                           400       18,388         2.19%
STARRETT L.S. CO CLASS A                           1180                      0.00%
                                                          ----------   ----------

                                                              18,388         2.19%
                                                          ----------   ----------
Industrial Goods

AMETEK INC NEW COM                                  542       24,731         2.94%

EAGLE MATERIALS INC COM                             315       15,350         1.82%

LINCOLN ELEC HLDGS INC COM                          468       25,721         3.06%

OLIN CORP NEW COM PAR $1                           1180       20,898         2.48%
                                                          ----------   ----------

                                                              86,700        10.30%
                                                          ----------   ----------
Technology

ALLIANT TECHSYSTEMS INC (a)                         295       23,028         2.74%

ANTEON INTL CORP COM (a)                            440       24,209         2.88%

BRADY CORPORATION CL A                              592       23,568         2.80%

GLOBAL PMTS INC COM                                 454       21,147         2.51%

SEAGATE TECHNOLOGY SHS ISIN#KYG7945J1040           1370       31,990         3.80%

SILICON LABORATORIES INC COM (a)                    520       20,285         2.41%
                                                          ----------   ----------

                                                             144,226        17.14%
                                                          ----------   ----------
Transportation

BORG WARNER INC                                     360       23,681         2.81%

EXPEDITORS INTL WASH INC                            247       24,317         2.89%
                                                          ----------   ----------

                                                              47,998         5.70%
                                                          ----------   ----------

Foreign Consumer-Cyclical

STANTEC INC COM (a) (b)                            1250       26,838         3.19%
                                                          ----------   ----------

                                                              26,838         3.19%
                                                          ----------   ----------

TOTAL COMMON STOCKS (Cost $767,413)                          773,872        91.96%
                                                          ----------   ----------

Cash Investments -                      7.96%

Wachovia Institutional Trust Cash -
  Investment Dollars, 4.5% (c)                   66,963       66,963         7.96%
                                                          ----------   ----------

TOTAL CASH INVESTMENTS (Cost $66,963)                         66,963         7.96%
                                                          ----------   ----------

TOTAL INVESTMENTS (Cost $834,376) -    99.92%             $  840,835        99.92%
                                                          ==========   ==========

Other assets in excess of liabilities - 0.08%                    674         0.08%
                                                          ----------   ----------

TOTAL NET ASSETS -                    100.00%             $  841,509       100.00%
                                                          ==========   ==========

(a)   Non-income producing.
(b)   American Depository Receipt
(c) Variable rate yield; the coupon rate shown represents the rate at May 31, 2006.

Ashport Global Fixed Income Fund (UNAUDITED)
Schedule of Investments
May 31, 2006

                                                                        Percentage
                                             Principal                    of Net
                                               Amount        Value        Assets
                                             ----------   ----------    ----------
Corporate Bonds - 26.22%

AT&T Corp 7.3% Due 11/15/11                       9,000   $    9,617         2.16%

Citigroup Inc. 5.0% Due 09/15/14                 20,000       18,847         4.23%

General Motors 7.25% Due 03/02/11                20,000       19,081         4.29%

GMAC Smartnote 7.000% Due 10/15/11                7,000        6,035         1.36%

Ford Motor Co. 7.000% Due 10-01-13               20,000       17,280         3.88%

Hertz Corp 6.25% Due 03/15/09                    20,000       19,550         4.39%

McDonnell Douglas 6.875% Due 11/1/06             10,000       10,050         2.26%

Raytheon 6.750% Due 8/15/07                       6,000        6,086         1.37%

Southwestern Electric Power 7.0% Due 9/01/07     10,000       10,148         2.28%
                                                          ----------   ----------

TOTAL CORPORATE BONDS (Cost $123,430)                        116,694        26.22%
                                                          ----------   ----------

Foreign Bonds - 63.80%

Brazil Federal Republic 9.25% Due 10/22/10       20,000       22,090         4.96%

Colombia 10.0% Due 01/23/12                      20,000       22,910         5.15%

Costa Rica Republic 8.11% Due 02/01/12           20,000       21,402         4.81%

Dominican Republic 9.04% Due 01/23/13            20,000       21,462         4.82%

El Salvador Republic 8.5% Due 07/25/11           20,000       21,902         4.92%

European Bank 6.25% Due 05/09/18                 25,000       25,098         5.64%

Fed. Brazil 10.0% Due 08/07/11                   20,000       23,650         5.31%

Panama Republic 9.625% Due 02/08/11              12,000       13,500         3.03%

Peru Republic 9.125% Due 02/21/12                20,000       22,150         4.98%

Petrobras 9.125% Due 07/02/12                    20,000       22,396         5.03%

Republic of Ecuador 12.0% 11/15/12                8,160        8,446         1.90%

Republic of Venezuela 5.375% Due 08/07/10        20,000       19,250         4.32%

Russian Fed. 8.25% Due 03/31/10                  17,778       18,589         4.18%

Turkey Republic 10.5% Due 01/13/08               20,000       21,150         4.75%
                                                          ----------   ----------

TOTAL FOREIGN BONDS (Cost $270,349)                          283,995        63.80%
                                                          ----------   ----------

Cash Investments -                      8.04%

Wachovia Institutional Trust Cash -
  Investment Dollars, 4.5% (a)                   35,784       35,784         8.04%
                                                          ----------   ----------

TOTAL MONEY MARKET SECURITIES (Cost $35,784)                  35,784         8.04%
                                                          ----------   ----------

TOTAL INVESTMENTS (Cost $429,563) -    98.06%             $  436,473        98.06%
                                                          ==========   ==========

Other assets in excess of liabilities - 1.94%                  8,653         1.94%
                                                          ----------   ----------

TOTAL NET ASSETS -                    100.00%             $  445,126       100.00%
                                                          ==========   ==========

(a) Variable rate yield; the coupon rate shown represents the rate at May 31, 2006.

Ashport Mutual Funds (UNAUDITED)
Statements of Assets and Liabilities
May 31, 2006

                                                                   Ashport        Ashport     Ashport Global
                                                                    Large         Small/Mid    Fixed Income
                                                                   Cap Fund       Cap Fund         Fund
                                                                  -----------    -----------   -----------
Assets:
Investments in securities:
   At cost                                                        $ 1,250,497    $   834,376   $   429,563
                                                                  ===========    ===========   ===========
   At market value                                                $ 1,266,309    $   840,835   $   436,473

Dividends receivable                                                    2,417            712            --

Interest receivable                                                       192            338         8,101

Receivable for investments sold                                            --             --            --

Receivable for capital share subscriptions                                 --             --            --

Receivable for reimbursement from adviser                               3,020          2,987         2,782

Prepaid Expenses                                                        3,976          3,530         3,406
                                                                  -----------    -----------   -----------

     Total assets                                                   1,275,914        848,402       450,762
                                                                  -----------    -----------   -----------

Liabilities:

Payable for capital share redemptions                                      --             --            --

Payable for investments sold                                               --             --            --

Accrued adviser fees                                                    1,379            911           191

Accrued administration fees                                               278            184            96

Accrued distributor fees                                                1,507            823           374

Accrued expenses                                                        4,975          4,975         4,975
                                                                  -----------    -----------   -----------

     Total liabilities                                                  8,139          6,893         5,636
                                                                  -----------    -----------   -----------

Net Assets:                                                       $ 1,267,775    $   841,509   $   445,126
                                                                  ===========    ===========   ===========

Net Assets consist of:

Paid in capital                                                     1,255,421        822,499       433,067

Accumulated net realized gain (loss) on investments                    (3,458)        12,551         5,149

Net unrealized appreciation (depreciation) on investments              15,812          6,459         6,910
                                                                  -----------    -----------   -----------
                                                                  $ 1,267,775    $   841,509   $   445,126
                                                                  ===========    ===========   ===========

Class A: (a)
Net asset value per share and redemption price per share
(521,258/59,828, 478,257/46,697, 222,301/22,144, respectively)    $      8.71    $     10.24   $     10.04
                                                                  ===========    ===========   ===========

Maximum offering price per share

(Net asset value per share / 95.25%, respectively)                $      9.14    $     10.75   $     10.54
                                                                  ===========    ===========   ===========

Minimum redemption price per share (b)

(Net asset value per share* 98%, respectively)                    $      8.54    $     10.04   $      9.84
                                                                  ===========    ===========   ===========

Class C: (a)
Net asset value per share and redemption price per share
(746,517/88,751, 363,252/ 36,387, 222,825/22,614, respectively)   $      8.41    $      9.98   $      9.85
                                                                  ===========    ===========   ===========

Maximum offering price per share

(Net asset value per share / 99%, respectively)                   $      8.49    $     10.08   $      9.95
                                                                  ===========    ===========   ===========

Minimum redemption price per share (b)

(Net asset value per share * 98%, respectively)                   $      8.24    $      9.78   $      9.65
                                                                  ===========    ===========   ===========

(a) Each Fund is comprised of an unlimited number of $.01 par value Class A and Class C shares.
(b) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 5 days of purchase.

Ashport Mutual Funds (UNAUDITED)
Statements of Operations
May 31, 2006

                                               Ashport         Ashport      Ashport Global
                                                Large         Small/Mid      Fixed Income
                                               Cap Fund        Cap Fund          Fund
                                             ------------    ------------    ------------
Investment Income

Dividend income                              $     12,728    $      4,083    $        323

Interest income                                       272             603          15,090

  Total Income                                     13,000           4,686          15,413

Expenses

Investment adviser fee                              7,929           5,037           1,127

Administration expenses                             1,601           1,017             564

12b-1 fee, Class A                                    633             551             281

12b-1 fee, Class C                                  3,756           1,755             832

Trustee expenses                                    1,993           1,993           1,993

Custodian expenses                                  2,393           2,393           2,393

Insurance expenses                                  1,729           1,729           1,729

Printing expenses                                     502             502             502

Income Tax Expenses                                    --             901             449

Professional expenses                              18,252          18,195          18,321

  Total Expenses                                   38,788          34,073          28,191

Expenses waived/reimbursed by adviser             (22,910)        (23,978)        (22,598)

Total operating expenses                           15,878          10,095           5,593

Net Investment Income (Loss)                       (2,878)         (5,409)          9,820

Realized & Unrealized Gain (Loss)

Net realized gain on investment securities            212          12,649             318
Change in net unrealized appreciation
  (depreciation) on investment securities          40,490          40,921          (4,013)
Net realized and unrealized gain on
  investment securities                            40,702          53,570          (3,695)
Net increase in net assets resulting
  from operations                            $     37,824    $     48,161    $      6,125

Ashport Mutual Funds (UNAUDITED)
Statements of Changes in Net Assets

                                                        Ashport Large                    Ashport Small/Mid
                                                          Cap Fund                           Cap Fund
                                              --------------------------------    --------------------------------
                                                  Period          Year ended          Period          Year ended
                                                  Ended          November 30,         Ended          November 30,
Increase (Decrease) in Net Assets              May 31, 2006          2005          May 31, 2006         2005
                                              --------------    --------------    --------------    --------------
Operations:

  Net investment income (loss)                $       (2,878)   $       (6,206)   $       (5,409)   $       (9,848)
  Net realized gain (loss) on investment
    securities                                           212            89,714            12,649           103,736
  Change in net unrealized appreciation
    (depreciation)                                    40,490           (23,849)           40,921           (41,174)
                                              --------------    --------------    --------------    --------------
  Net increase in net assets resulting from
    operations                                        37,824            59,659            48,161            52,714
                                              --------------    --------------    --------------    --------------

Distributions:

  From net realized gain - Class A                        --           (31,257)               --           (45,849)

  From net realized gain - Class C                        --           (47,844)               --           (39,603)

  From return of capital - Class A                        --                --                --                --

  From return of capital - Class C                        --                --                --                --
                                              --------------    --------------    --------------    --------------
  Total distributions                                     --           (79,101)               --           (85,452)
                                              --------------    --------------    --------------    --------------

Capital Share Transactions - Class A:

  Proceeds from shares sold                           22,400           156,772            65,177           112,814

  Reinvestment of distributions                           --            29,914                --            45,221

  Amount paid for shares repurchased                 (16,032)          (32,473)          (17,555)          (27,377)
                                              --------------    --------------    --------------    --------------

                                                       6,368           154,213            47,622           130,658

Capital Share Transactions - Class C:

  Proceeds from shares sold                           39,600           135,315            41,530            75,028

  Reinvestment of distributions                           --            37,470                --            38,529

  Amount paid for shares repurchased                 (47,394)         (166,454)          (40,267)         (124,316)
                                              --------------    --------------    --------------    --------------

                                                      (7,794)            6,331             1,263           (10,759)

  Net increase (decrease) in net assets
    resulting from share transactions                 (1,426)          160,544            48,885           119,899
                                              --------------    --------------    --------------    --------------

                                              --------------    --------------    --------------    --------------
Total Increase (Decrease) in Net Assets               36,398           141,102            97,046            87,161
                                              --------------    --------------    --------------    --------------

Net Assets:

  Beginning of year                                1,231,377         1,090,275           744,463           657,302
                                              --------------    --------------    --------------    --------------

  End of period                               $    1,267,775    $    1,231,377    $      841,509    $      744,463
                                              ==============    ==============    ==============    ==============

Accumulated undistributed net
   investment income included
   in net assets at end of period                         --                --                --                --
                                              --------------    --------------    --------------    --------------

Ashport Mutual Funds       (UNAUDITED)
Statements of Changes in Net Assets - continued

                                                       Ashport Global
                                                      Fixed Income Fund
                                              --------------------------------
                                                  Period          Year ended
                                                  Ended          November 30,
Increase (Decrease) in Net Assets              May 31, 2006         2005
                                              --------------    --------------
Operations:

  Net investment income (loss)                $        9,820    $       17,791
  Net realized gain (loss) on investment
    securities                                           318                 4

  Change in net unrealized appreciation
    (depreciation)                                    (4,013)            2,169
                                              --------------    --------------
  Net increase in net assets resulting from
    operations                                         6,125            19,964
                                              --------------    --------------

Distributions:

  From net investment income - Class A                    --            (9,268)

  From net investment income - Class C                    --            (9,194)
                                              --------------    --------------
  Total distributions
                                                          --           (18,462)
                                              --------------    --------------

Capital Share Transactions - Class A:

  Proceeds from shares sold                            5,290            54,788

  Reinvestment of distributions                           --             8,940

  Amount paid for shares repurchased                 (13,324)          (54,985)
                                              --------------    --------------

                                                      (8,034)            8,743
Capital Share Transactions - Class C:

  Proceeds from shares sold                               --            46,526

  Reinvestment of distributions                           --             7,364

  Amount paid for shares repurchased                      --           (89,048)
                                              --------------    --------------

                                                          --           (35,158)
  Net increase (decrease) in net assets
    resulting from share transactions                 (8,034)          (26,415)
                                              --------------    --------------

                                              --------------    --------------
Total Increase (Decrease) in Net Assets               (1,909)          (24,913)
                                              --------------    --------------

Net Assets:

  Beginning of year                                  447,035           471,948
                                              --------------    --------------

  End of year                                 $      445,126    $      447,035
                                              ==============    ==============

Accumulated undistributed net
  investment income included
  in net assets at end of period                          --                --
                                              --------------    --------------

Ashport Mutual Funds (UNAUDITED)
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                          Ashport Large Cap Fund
                                                                                 Class A
                                           ---------------------------------------------------------------------------------
                                              Period               Year             Year             Year           Year
                                              ended               ended            ended            ended          ended
                                              May 31,          November 30,     November 30,     November 30,   November 30,
                                               2006                2005             2004             2003          2002(a)
                                           ------------        ------------     ------------     ------------   ------------
Selected Per Share Data

Net asset value, beginning of
  period                                   $       8.44        $       8.48     $       9.26     $       7.53   $      10.00
                                           ------------        ------------     ------------     ------------   ------------
Income from investment operations

  Net investment income (loss)                    (0.02)              (0.05)           (0.11)           (0.12)         (0.16)
  Net realized and unrealized
    gain (loss)                                    0.29                0.57             1.04             1.85          (2.31)
                                           ------------        ------------     ------------     ------------   ------------

Total from investment operations                   0.27                0.52             0.93             1.73          (2.47)
                                           ------------        ------------     ------------     ------------   ------------

Less Distributions to Shareholders:

  From net realized gain                             --               (0.56)           (1.71)              --             --
                                           ------------        ------------     ------------     ------------   ------------

Total distributions                                  --               (0.56)           (1.71)              --             --
                                           ------------        ------------     ------------     ------------   ------------

Net asset value, end of period             $       8.71        $       8.44     $       8.48     $       9.26   $       7.53
                                           ============        ============     ============     ============   ============

Total Return                                       3.20%(b)            5.70%            9.81%           22.97%        (24.70)%(b)

Ratios and Supplemental Data

Net assets, end of period                  $    521,258        $    498,777     $    350,563     $    218,054   $     34,327
Ratio of expenses to average net
  assets                                           2.01%(c)            1.99%            2.16%            2.68%          3.92%(c)
Ratio of expenses to average net
  assets before waiver & reimbursement             5.54%(c)            6.31%            6.08%           13.88%         87.30%(c)
Ratio of net investment income (loss) to
  average net assets                              (0.44)%(c)          (0.53)%          (1.33)%          (1.45)%        (2.73)%(c)
Ratio of net investment income (loss) to
  average net assets before waiver &
  reimbursement                                   (3.97)%(c)          (4.86)%          (5.25)%         (12.65)%       (86.11)%(c)
Portfolio turnover rate                              32%                516%             518%             826%           298%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.

                                                                   Ashport Large Cap Fund
                                                                         Class C
                                           ------------------------------------------------------------------
                                              Period               Year             Year             Year
                                              ended               ended            ended            ended
                                              May 31,          November 30,     November 30,     November 30,
                                               2006                2005             2004             2003(a)
                                           ------------        ------------     ------------     ------------
Selected Per Share Data

Net asset value, beginning of
  period                                   $       8.17        $       8.28     $       9.22     $       7.28
                                           ------------        ------------     ------------     ------------
Income from investment operations

  Net investment income (loss)                    (0.02)              (0.05)           (0.07)           (0.12)
  Net realized and unrealized
    gain (loss)                                    0.26                0.50             0.84             2.06
                                           ------------        ------------     ------------     ------------

Total from investment operations                   0.24                0.45             0.77             1.94
                                           ------------        ------------     ------------     ------------


Less Distributions to Shareholders:

  From net realized gain                             --               (0.56)           (1.71)              --
                                           ------------        ------------     ------------     ------------

Total distributions                                  --               (0.56)           (1.71)              --
                                           ------------        ------------     ------------     ------------

Net asset value, end of period             $       8.41        $       8.17     $       8.28     $       9.22
                                           ============        ============     ============     ============

Total Return                                       2.94%(b)            4.96%            7.90%           26.65%(b)

Ratios and Supplemental Data

Net assets, end of period                  $    746,517        $    732,600     $    739,712     $    387,298
Ratio of expenses to average net
  assets                                           2.82%(c)            2.79%            2.78%            2.64%(c)
Ratio of expenses to average net
  assets before waiver & reimbursement             6.47%(c)            7.24%            6.95%           13.66%(c)
Ratio of net investment income (loss) to
  average net assets                              (0.46)%(c)          (0.55)%          (0.78)%          (1.42)%(c)
Ratio of net investment income (loss) to
  average net assets before waiver &
  reimbursement                                   (4.10)%(c)          (5.00)%          (4.96)%         (15.08)%(c)
Portfolio turnover rate                              32%                516%             518%             826%

(a) For the period December 18, 2002 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.

Ashport Mutual Funds (UNAUDITED)
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                     Ashport Small/Mid Cap Fund
                                                                                Class A
                                           ---------------------------------------------------------------------------------
                                              Period              Year            Year             Year           Year
                                              ended               ended           ended            ended           ended
                                              May 31,          November 30,    November 30,     November 30,    November 30,
                                               2006                2005            2004             2003           2002(a)
                                           ------------        ------------    ------------     ------------    ------------
Selected Per Share Data

Net asset value, beginning of
  period                                   $       9.57        $       9.81    $      10.11     $       9.83    $      10.00
                                           ------------        ------------    ------------     ------------    ------------
Income from investment operations

  Net investment income (loss)                    (0.07)              (0.14)          (0.16)           (0.17)          (0.20)
  Net realized and unrealized
    gain (loss)                                    0.74                1.11            0.37             0.45            0.03
                                           ------------        ------------    ------------     ------------    ------------

Total from investment operations                   0.67                0.97            0.21             0.28           (0.17)
                                           ------------        ------------    ------------     ------------    ------------

Less Distributions to Shareholders:

  From net realized gain                             --               (1.21)          (0.47)              --              --

From return of capital                               --                  --           (0.04)              --              --
                                           ------------        ------------    ------------     ------------    ------------

Total distributions                                  --               (1.21)          (0.51)              --              --
                                           ------------        ------------    ------------     ------------    ------------

Net asset value, end of period             $      10.24        $       9.57    $       9.81     $      10.11    $       9.83
                                           ============        ============    ============     ============    ============

Total Return                                       7.00%(b)            8.70%           2.01%            2.85%           -1.70%(b)

Ratios and Supplemental Data

Net assets, end of period                  $    478,257        $    403,621    $    292,195     $    219,918    $     51,088
Ratio of expenses to average net
  assets                                           2.14%(c)            2.11%           2.25%            2.98%           3.91%(c)
Ratio of expenses to average net
  assets before waiver & reimbursement             8.00%(c)            9.37%           8.44%           18.74%          70.92%(c)
Ratio of net investment income (loss) to
  average net assets                              (1.32)%(c)          (1.40)%         (1.69)%          (2.21)%         (3.16)%(c)
Ratio of net investment income (loss) to
  average net assets before waiver &
  reimbursement                                   (7.18)%(c)          (8.66)%         (7.88)%         (17.97)%        (70.17)%(c)
Portfolio turnover rate                              68%                623%            439%             374%              9%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.

                                                                 Ashport Small/Mid Cap Fund
                                                                         Class C
                                           ------------------------------------------------------------------
                                              Period               Year             Year            Year
                                               ended               ended            ended           ended
                                              May 31,          November 30,     November 30,     November 30,
                                               2006                2005             2004            2003(a)
                                           ------------        ------------     ------------     ------------
Selected Per Share Data

Net asset value, beginning of
  period                                   $       9.35        $       9.67     $      10.07     $       8.71
                                           ------------        ------------     ------------     ------------
Income from investment operations

  Net investment income (loss)                    (0.07)              (0.14)           (0.19)           (0.16)
  Net realized and unrealized
    gain (loss)                                    0.70                1.03             0.30             1.52
                                           ------------        ------------     ------------     ------------

Total from investment operations                   0.63                0.89             0.11             1.36
                                           ------------        ------------     ------------     ------------

Less Distributions to Shareholders:

  From net realized gain                             --               (1.21)           (0.47)              --

 From return of capital                              --                  --            (0.04)              --
                                           ------------        ------------     ------------     ------------

Total distributions                                  --               (1.21)           (0.51)              --
                                           ------------        ------------     ------------     ------------

Net asset value, end of period             $       9.98        $       9.35     $       9.67     $      10.07
                                           ============        ============     ============     ============

Total Return                                       6.74%(b)            7.97%            1.00%           15.61%(b)

Ratios and Supplemental Data

Net assets, end of period                  $    363,252        $    340,842     $    365,107     $    240,248
Ratio of expenses to average net
  assets                                           2.95%(c)            2.89%            2.95%            2.54%(c)
Ratio of expenses to average net
  assets before waiver & reimbursement             8.95%(c)           10.31%            9.29%           15.94%(c)
Ratio of net investment income (loss) to
  average net assets                              (1.35)%(c)          (1.43)%          (2.02)%          (1.88)%(c)
Ratio of net investment income (loss) to
   average net assets before waiver &
   reimbursement                                  (7.36)%(c)          (8.84)%          (8.35)%         (15.29)%(c)
Portfolio turnover rate                              68%                623%             439%             374%

(a) For the period April 13, 2003 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.

Ashport Mutual Funds (UNAUDITED)
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                     Ashport Global Fixed Income Fund
                                                                                  Class A
                                           ----------------------------------------------------------------------------------
                                               Period              Year             Year             Year         Year
                                               ended               ended            ended            ended        ended
                                              May 31,          November 30,     November 30,     November 30,   November 30,
                                               2006                2005             2004             2003         2002(a)
                                           ------------        ------------     ------------     ------------   ------------
Selected Per Share Data

Net asset value, beginning of
  period                                   $       9.90        $       9.84     $       9.66     $       9.54   $      10.00
                                           ------------        ------------     ------------     ------------   ------------
Income from investment operations

  Net investment income (loss)                     0.22                0.38             0.22             0.04           0.21
  Net realized and unrealized
    gain (loss)                                   (0.08)               0.10             0.13             0.08          (0.67)
                                           ------------        ------------     ------------     ------------   ------------

Total from investment operations                   0.14                0.48             0.35             0.12          (0.46)
                                           ------------        ------------     ------------     ------------   ------------

Less Distributions to Shareholders:
  From net investment income                         --               (0.42)           (0.17)              --             --
                                           ------------        ------------     ------------     ------------   ------------

Total distributions                                  --               (0.42)           (0.17)              --             --
                                           ------------        ------------     ------------     ------------   ------------

Net asset value, end of period             $      10.04        $       9.90     $       9.84     $       9.66   $       9.54
                                           ============        ============     ============     ============   ============

Total Return                                       1.41%(b)            4.70%            3.62%            1.26%         -4.60%(b)

Ratios and Supplemental Data

Net assets, end of period                  $    222,301        $    226,938     $    218,129     $    166,334   $     31,788
Ratio of expenses to average net
  assets                                           2.23%(c)            2.13%            2.17%            3.48%          3.92%(c)
Ratio of expenses to average net
  assets before waiver & reimbursement            12.22%(c)           12.40%            9.82%           13.92%         75.61%(c)
Ratio of net investment income (loss) to
  average net assets                               4.34%(c)           (0.53)%          (1.33)%          (1.45)%        (2.73)%(c)
Ratio of net investment income (loss) to
  average net assets before waiver &
  reimbursement                                   (5.65)%(c)          (6.52)%          (5.36)%         (12.17)%       (69.36)%(c)
Portfolio turnover rate                               0%                  8%              68%             196%           148%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.
(b)   Not annualized.
(c)   Annualized.

                                                             Ashport Global Fixed Income Fund
                                                                         Class C
                                           ------------------------------------------------------------------
                                               Period              Year             Year            Year
                                               ended               ended            ended           ended
                                              May 31,           November 30,    November 30,     November 30,
                                               2006                2005             2004           2003(a)
                                           ------------        ------------     ------------     ------------
Selected Per Share Data

Net asset value, beginning of
  period                                   $       9.73        $       9.74     $       9.60     $       9.65
                                           ------------        ------------     ------------     ------------
Income from investment operations

  Net investment income (loss)                     0.22                0.38             0.17            (0.14)
  Net realized and unrealized
    gain (loss)                                   (0.10)               0.03             0.14             0.09
                                           ------------        ------------     ------------     ------------

Total from investment operations                   0.12                0.41             0.31            (0.05)
                                           ------------        ------------     ------------     ------------



Less Distributions to Shareholders:
  From net investment income                         --               (0.42)           (0.17)              --
                                           ------------        ------------     ------------     ------------

Total distributions                                  --               (0.42)           (0.17)              --
                                           ------------        ------------     ------------     ------------

Net asset value, end of period             $       9.85        $       9.73     $       9.74     $       9.60
                                           ============        ============     ============     ============

Total Return                                       1.23%(b)            4.03%            3.23%           -0.52%(b)

Ratios and Supplemental Data

Net assets, end of period                  $    222,825        $    220,097     $    253,819     $    239,785
Ratio of expenses to average net
  assets                                           2.76%(c)            2.78%            2.66%            3.48%(c)
Ratio of expenses to average net
  assets before waiver & reimbursement            12.93%(c)           13.18%           10.65%           13.90%(c)
Ratio of net investment income (loss) to
  average net assets                               4.42%(c)            3.79%            1.76%           (1.73)%(c)
Ratio of net investment income (loss) to
  average net assets before waiver &
  reimbursement                                   (5.75)%(c)          (6.60)%          (6.23)%         (12.15)%(c)
Portfolio turnover rate                               0%                  8%              68%             196%

(a) For the period December 24, 2002 (Commencement of Operations) to November 30, 2003.
(b)   Not annualized.
(c)   Annualized.

                              Ashport Mutual Funds
                  Notes to the Financial Statements (UNAUDITED)
                                  May 31, 2006

NOTE 1.  ORGANIZATION AND RELATED MATTERS

Ashport Mutual Funds (the "Trust") was organized as a Massachusetts business trust on May 24, 2001, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund, formerly known as Ashport Fixed Income Fund (collectively the "Funds") are separate investment portfolios of the Trust. Each Fund offers two classes of shares (Class A and Class C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative capital shares outstanding. Class C shares automatically convert to Class A shares on the eighth anniversary of issuance. The investment objective of the Ashport Large Cap Fund is to achieve long-term growth of capital. The investment objective of the Ashport Small/Mid Cap Fund is to achieve above-average total return. The investment objective of the Ashport Global Fixed Income Fund is to achieve high income and capital appreciation.

Prior to September 16, 2003, the Global Fixed Income Fund was known as the Fixed Income Fund and was managed under a different investment policy. All operations and activity for the year ended November 30, 2003, are reflected in these financial statements under the Global Fixed Income Fund name.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Investments in securities traded on a national securities exchange are valued at the last quoted sales price on the securities exchange on which such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Securities for which quotations are not readily available are valued at fair value as determined by the Investment Advisor under the direction of the Board of Trustees. Debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

                              Ashport Mutual Funds
                  Notes to the Financial Statements (UNAUDITED)
                            May 31, 2006 - Continued

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income

The funds record security transactions based on trade date plus one, except for reporting purposes on annual report dates when trade date is used. Net realized gains and losses on sales of securities are determined by the first in first out method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Funds are informed of such a dividend in the exercise of reasonable diligence. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Federal Income Taxes

The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distribute its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                              Ashport Mutual Funds
                  Notes to the Financial Statements (UNAUDITED)
                             May 31, 2006- Continued

NOTE 3.  RELATED PARTY TRANSACTIONS

The Adviser is StateTrust Capital, LLC (the "Adviser"). Under its Advisory Agreement (the "Agreement") with the Funds, the Adviser is responsible for the day to day management of each of the Funds in accordance with their investment objectives and policies. Furthermore, the Adviser is responsible for the investment performance of the Funds. For its services, the Adviser receives an annual advisory fee of 1.25% of the Large Cap and Small/Mid Cap Funds' average daily net assets and 0.50% of the Global Fixed Income Fund's average daily net assets, calculated and accrued daily and paid monthly. The Adviser pays all of its expenses arising from the performance of its obligations under the Advisory Agreement, including the expenses of the Trustees and Officers of the Trust who are employees of the Adviser or its affiliates. For the second quarter ended May 31, 2006, the Adviser earned a fee of $7,929 from the Large Cap Fund, $5,037 from the Small/Mid Cap Fund, and $1,127 from the Global Fixed Income Fund. The Adviser entered into an expense reimbursement contract with the Funds capping the overall expenses at 3.5% of the average daily net assets of each Fund through February 29, 2004. Effective March 1, 2004, the overall expense cap was reduced to 3.0% of average daily net assets of each Fund through May 31, 2004. Effective June 1, 2004, the overall expense cap has been reduced to 2.5% of average daily net assets of each Fund for the duration of the agreement, which expires December 20, 2005. Since the Funds are multi-class funds, the expenses for a particular class may be higher or lower than the 2.5% expense cap. For the year end May 31, 2006, the Adviser waived fees and/or reimbursed expenses of $22,910 for the Large Cap Fund, $23,978 for the Small Mid/Cap Fund, and $22,598 for the Global Fixed Income Fund. At May 31, 2006, the Large Cap Fund, the Small/Mid Cap Fund, and the Global Fixed Income Fund had net receivables due from the Adviser of $3,020, $2,987, and $2,782, respectively.

Each Fund agrees to reimburse the Adviser on a monthly basis such waived/reimbursed fees, including any expenses borne by the Adviser in later periods provided, however that a Fund is not obligated to pay any such fees more than three years after the end of the fiscal year in which the fee or expense was waived/reimbursed. As of May 31, 2006, cumulative fees waived and expenses reimbursed amounted to $142,591, $143,570, and $133,925 for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively. Should the Fund achieve and maintain a sufficient asset level to support repayment of these deferred amounts, an expense would be recorded in future periods to the extent that amount will not cause the Funds to exceed the stated percentage expense and time frame limitations. Waived/reimbursed expenses subject to potential recovery by date of expiration are as follows:

------------------------------ ---------------- ----------------- ---------------- --------------- -----------
                                 December 1,       December 1,       December 1,     December 1,
                                    2006              2007              2008            2009          Total
------------------------------ ---------------- ----------------- ---------------- --------------- -----------
Ashport Large Cap                  $32,778          $36,236           $50,667         $22,910       $142,591
------------------------------ ---------------- ----------------- ---------------- --------------- -----------
Ashport Small/Mid Cap               32,308           36,044            51,240          23,978        143,570
------------------------------ ---------------- ----------------- ---------------- --------------- -----------
Ashport Global Fixed Income         28,454           34,125            48,748          22,598        133,925
------------------------------ ---------------- ----------------- ---------------- --------------- -----------

Administration Agreement

 StateTrust Capital, LLC serves as administrator (the "Administrator") of each fund. Pursuant to the terms of the Administration Agreement, the Administrator or its appointed agents will be responsible for the day to day administrative tasks of the fund. Each Fund will pay StateTrust Capital, LLC an administration fee of 0.25% of the average daily net assets, calculated daily and paid on a monthly basis. For the year end May 31, 2006, administrative fees for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund amounted to $1,601, $1,017, and $564, respectively, and were included as administration fees in the accompanying statement of operations. At May 31, 2006, the Large Cap, Small/Mid Cap, and Global Fixed Income Fund had amounts due to the administrator for $278, $184, and $96 respectively.

                              Ashport Mutual Funds
                  Notes to the Financial Statements (UNAUDITED)
                             May 31, 2006- Continued

NOTE 3.  RELATED PARTY TRANSACTIONS (CONTINUED)

Transfer Agent Agreement

StateTrust Capital, LLC serves as the Trust's transfer agent for no additional cost. Its services include shareholder recordkeeping, communications, and transaction processing.

Distribution Plan

StateTrust Investment, Inc. serves as the Trust's Distributor (the "Distributor"). Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the Funds have adopted a Distribution Agreement and a Rule 12b-1 Plan for shares of each fund to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares. Pursuant to the Distribution Agreement, the Funds' "Class A" shares are subject to a sales charge ranging from 2.25% up to 4.75% depending on the amount of the purchase, and the Funds' "Class C" shares are subject to a sales charge of 1.00%. Pursuant to the Rule 12b-1 Plan, all "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 1.00% of the daily net assets, respectively. Amounts owed to the Distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the Distributor. For the second quarter ended May 31, 2006, distribution fees by the distributor amounted to $4,389, $2,306, and $1,113, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included as 12b-1 fees in the accompanying statements of operations. At May 31, 2006, distribution fees due to the Distributor amounted to $1,507, $823, and $374, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included in accrued distributor fees in the accompanying statement of assets and liabilities.

Sales charges paid to the Distributor, on Class A and Class C shares amounted to $613.18 and $3,693.92 for the Large Cap Fund. Sales charges paid to the Distributor, for the Small/Mid Cap Fund, on Class A and Class C shares amounted to $509.72 and $1,703.24. Sales charges paid to the Distributor on Class A and Class C shares amounted to $282.99 and $840.11 for the Global Fixed Income Fund.

Certain officers and trustees of the Trust are also officers and directors of StateTrust Capital, LLC and StateTrust Investments, Inc.

Brokerage Commissions

The Distributor charges all three Funds a broker commission ranging from $23 to $25 per transaction. These commissions charged amounted to $550, $1,200, and $0 for the year end May 31, 2006 for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund, respectively.

NOTE 4.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities were as follows for each Fund (excluding short-term investments and U.S. government obligations):

                 Large Cap        Small/Mid Cap       Global Fixed
                    Fund               Fund            Income Fund
----------------------------------------------------------------------

Purchases         $422,555           $553,895            $   432
Sales              386,225            498,450             14,062

                              Ashport Mutual Funds
                  Notes to the Financial Statements (UNAUDITED)
                             May 31, 2006- Continued

NOTE 4.  INVESTMENT TRANSACTIONS (CONTINUED)

As of May 31, 2006, the net unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

                             Large Cap        Small/Mid Cap      Global Fixed
                                Fund               Fund           Income Fund
--------------------------------------------------------------------------------

Gross Appreciation           $ 69,958           $ 48,953           $ 15,543
Gross Depreciation            (54,146)           (42,494)            (8,632)
--------------------------------------------------------------------------------
Net Appreciation/
(Depreciation) on
Investments                    15,812              6,459              6,910
--------------------------------------------------------------------------------

The Funds' cost basis in investments at May 31, 2006, were the same for both U.S. federal income tax and financial statement purposes for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund and amounted to $1,250,497, $834,376 and $429,563, respectively.

NOTE 5.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS

Shares of capital stock sold and redeemed for the first quarter ended May 31, 2006, were as follows:
------------------------------------------------------------------------------
                   Large Cap Fund                2006             2005
                                                Shares           Shares
------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------
Shares sold                                      2,537           18,252
Shares issued from reinvestments                    --            3,306
Shares redeemed                                 (1,830)          (3,778)
------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions                                (810)          17,780
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------
Shares sold                                      4,618           16,206
Shares issued from reinvestments                    --            4,268
Shares redeemed                                 (5,571)         (20,135)
------------------------------------------------------------------------------
Net increase from capital
share transactions                              (3,129)             339
------------------------------------------------------------------------------

                              Ashport Mutual Funds
                  Notes to the Financial Statements (UNAUDITED)
                             May 31, 2006- Continued

NOTE 5.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS (CONTINUED)

                   Small/Mid Cap Fund            2006            2005
                                                Shares          Shares
------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------
Shares sold                                      6,217           10,697
Shares issued from reinvestments                    --            4,270
Shares redeemed                                 (1,681)          (2,587)
------------------------------------------------------------------------------
Net increase from capital
share transactions                               1,545           12,380
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------
Shares sold                                      3,944            7,369
Shares issued from reinvestments                    --            3,715
Shares redeemed                                 (4,002)         (12,414)
------------------------------------------------------------------------------
Net increase from capital
share transactions                              (4,002)          (1,330)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
            Global Fixed Income Fund             2006            2005
                                                Shares          Shares
------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------
Shares sold                                        528            5,446
Shares issued from reinvestments                    --              866
Shares redeemed                                 (1,317)          (5,546)
------------------------------------------------------------------------------
Net increase from capital
share transactions                              (1,066)             766
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------
Shares sold                                         --            4,665
Shares issued from reinvestments                    --              725
Shares redeemed                                    (--)          (8,832)
------------------------------------------------------------------------------
Net increase from capital
share transactions                                  --           (3,442)
------------------------------------------------------------------------------

                              Ashport Mutual Funds
                  Notes to the Financial Statements (UNAUDITED)
                             May 31, 2006- Continued

NOTE 6.  CAPITAL LOSS CARRYFORWARDS

Global Fixed Income Fund

At November 30, 2005, the Global Fixed Income Fund had available for federal tax purposes an unused capital loss carryforward of $409, which expires in 2010.

To the extent that this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2006, Pershing, LLC held 97.1% of the Large Cap Fund, 95.3% of the Small/Mid Cap Fund, and 87.3% of the Global Fixed Income Fund in omnibus accounts for the benefit of others.

NOTE 8. SUBSEQUENT EVENTS

Subsequent to the reporting period ended May 31, 2006, the Securities and Exchange Commission (the "Commission") conducted a routine periodic review of Registrant's financial statements for the fiscal year ended November 30, 2005. As a result of its review, the Commission made further inquiries of management concerning the manner in which Registrant was calculating and applying certain expense waivers and reimbursements among Fund share classes. Management undertook a review of its procedures in that area and discovered that its application of fee waivers and expense reimbursements had inadvertently disadvantaged certain shareholders of each Fund. Further inquiry was made with respect to the Funds' 2004 fiscal year, and similar issues were uncovered. Although the dollar amounts involved are immaterial (less than $500 in each share class event) the Funds' Adviser, StateTrust Capital, has proposed refunding those amounts to the appropriate Funds and share classes and implementing an improved contractual and accounting structure in order to prevent the re-occurrence of these issues. Registrant's Board of Trustees has approved the Adviser's proposal, and the proposal has been submitted to the Commission for its review. Assuming that the Commission is satisfied with the Adviser's proposal, Registrant's financial statements for its fiscal year ending November 30, 2006 will reflect the effect of the Adviser's reimbursements to the Funds.

                            The Trustees of Your Fund

The business affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about the Trust's Board of Trustees and is available, without charge, upon request, by calling 888-282-2290 or by writing to Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131.

----------------- ------------- ----------- ----------------------------- ---------- --------------
     Name,        Position(s)   Term of     Principal Occupation(s)       Number     Other
     Address      Held with     Office      During Past 5 Years           of         Trusteeships
     and Age      Funds         and                                       Portfolios held  by
                                Length of                                 in Fund    Trustee
                                Time                                      Complex
                                Served                                    Overseen
                                                                          by
                                                                          Trustee
----------------- ------------- ----------- ----------------------------- ---------- --------------
David Vugait, 40  Trustee and   2001        Director and                  3          None
                  President                 adviser of the
                                            Adviser, President
                                            of the Distributor
                                            and primary
                                            portfolio manager
                                            for the Funds.
                                            Prior to founding
                                            The StateTrust
                                            Group in 1999, Mr.
                                            Vurgait served as
                                            Vice President of
                                            the Corporate
                                            Finance area of
                                            Andino Capital
                                            Markets, Inc. (ACM)
                                            from 1996
                                            through 1999.

----------------- ------------- ----------- ----------------------------- ---------- --------------
     Name,        Position(s)   Term of     Principal Occupation(s)       Number     Other
     Address      Held with     Office      During Past 5 Years           of         Trusteeships
     and Age      Funds         and                                       Portfolios held  by
                                Length of                                 in Fund    Trustee
                                Time                                      Complex
                                Served                                    Overseen
                                                                          by
                                                                          Trustee
----------------- ------------- ----------- ----------------------------- ---------- --------------
Jeffrey W.        Trustee  and  2001        Chief operating               3          None
     Cimbal,      Chief                     officer of the
     CPA, 46      Financial                 Adviser and Chief
                  Officer                   Compliance Officer
                                            for the
                                            Distributor.
                                            Prior to joining
                                            the Investment
                                            Manager in 2000,
                                            Mr. Cimbal served
                                            as Vice President
                                            and CFO for
                                            CecWest
                                            Securities, Inc.
                                            and NASD
                                            registered
                                            brokerage firm
                                            from 1986 through
                                            2000.

----------------- ------------- ----------- ----------------------------- ---------- --------------
W. Brian          Trustee       2001        Chartered                     3          None
     Barrett,                               Financial
     CFA+, 49                               Analyst.
                                            Associate
                                            Professor of
                                            Finance with the
                                            University of
                                            Miami.
----------------- ------------- ----------- ----------------------------- ---------- --------------
Jaime Maya+,      Trustee       2001        Mr. Maya has                  3          None
     48                                     served as a
                                            Certified Public
                                            Accountant since
                                            1985.
----------------- ------------- ----------- ----------------------------- ---------- --------------
Anthony T.        Trustee       2004        An attorney with              3          None
     Golden+, 46                            Shutts & Bowen
                                            Trust & Estate
                                            Practice Group.
                                            Mr. Golden's
                                            practice
                                            concentrates in
                                            the areas of
                                            complex taxation,
                                            estate planning
                                            and estate
                                            administration.
----------------- ------------- ----------- ----------------------------- ---------- --------------
Timothy R.        Trustee       2004        Associate                     3          None
     Burch+, 39                             Professor of
                                            Finance with the
                                            University of Miami
----------------- ------------- ----------- ----------------------------- ---------- --------------
David Jones,      Chief         2004        Managing Member               N/A        N/A
     Esq., 48     Compliance                with Drake
                  Officer                   Compliance LLC.
                  Secretary                 Principal
                                            AttorneyDavid
                                            Jones & Assoc., PC
----------------- ------------- ----------- ----------------------------- ---------- --------------

+Independent Trustees.

Approval of the Advisory Agreement-Unaudited

On October 18, 2005, the Trust's Board of Trustees renewed for an additional one-year period the investment advisory agreement between the Trust and StateTrust Capital on behalf of each series of the Trust (the "IA Agreement"), which was due to expire on December 12, 2005. The Board considered, among others, the following five elements with respect to the IA Agreement: (1) the nature, extent, and quality of the services provided by the investment adviser;
(2) the investment performance of the funds and the investment adviser; (3) the costs of the services to be provided and profits realized by the investment adviser from the relationship with the funds; (4) the extent to which economies of scale would be realized as the funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

The Board requested and received a variety of documents, policies, procedures and financial data to assist them in their deliberations. The materials were prepared by the Adviser or the Trust's administrative consultant and were provided to the Trustees in advance of the meeting.

After full review of the materials presented and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser continued to be fair and reasonable in light of the services provided to the Funds.

The Board then discussed the nature, extent and quality of the Adviser's services to the Trust. In particular, the Board noted with approval the Adviser's commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted for the record that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board's current considerations.

The Board discussed the Adviser's current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that the Adviser had been subsidizing the Funds' operations since their inception and that the Adviser had a contractual right to recover certain of those expenses before the overall Fund expense ratios would decrease.

The Board next considered the investment performance of each Fund and the Adviser's performance. The Board generally approved of each Fund's performance. Further, the Board noted with approval that the Advisor did not succumb to "style drift" in its management of each Fund's assets, and that each Fund was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser's ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that although the Adviser's business was not devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

After full discussion and consideration, and upon motion made, seconded and unanimously approved, with the Independent Trustees separately approving, the Board renewed the IA Agreement for an additional one-year period, commencing on December 12, 2005 and running through December 12, 2006.

Item 2.  Code of Ethics

(a). The Registrant's investment adviser as of the end of the period covered in this report has adopted a Code of Conduct Policy ("Code of Conduct") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b). There have been no amendments, during the period covered by the report, to a provision of its Code of Conduct that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party and that relates to any element of the Code of Conduct description.

(c). There have been no waivers granted, during the period covered by the report, including an implicit waiver, from a provision of the Code of Conduct to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3.  Audit Committee Financial Expert.

As of the end of the period covered in this report, the Registrant's Board of Trustees has determined that W. Brian Barrett is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate audit fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $28,800 for the fiscal year ended November 30, 2005 and $21,800 for the fiscal year ended November 30, 2004.

(b) Audit-Related Fees: The aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $3,126 for the fiscal year ended November 30, 2005 and $750 for the fiscal year ended November 30, 2004. The aggregate fees billed to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and that must be approved by the audit committee of the registrant's board of trustees pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 for the fiscal year ended November 30, 2005 and $0 for the fiscal year ended November 30, 2004.

(c) Tax Fees: For the registrant's fiscal years ended November 30, 2005 and November 30, 2004, aggregate fees of $4,626 and $1,950, respectively were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant's fiscal years ended November 30, 2005 and November 30, 2004, aggregate fees of $0 and $0, respectively were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for professional services rendered by the principal accountant for tax services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees: The aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended November 30, 2005 and $0 for the fiscal year ended November 30, 2004. The aggregate fees billed by the principal accountant to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraphs (b) and (c) were $0 for the fiscal year ended November 30, 2005 and $0 for the fiscal year ended November 30, 2004.

(e)(1) Audit Committee Pre-Approval Policies and Procedures: The registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees: The aggregate non-audit fees billed to the registrant by the registrant's accountant for services rendered to the registrant were $0 for the fiscal year ended November 30, 2005 and $0 for the fiscal year ended November 30, 2004. The aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services were $0 for the fiscal year ended November 30, 2005 and $0 for the fiscal year ended November 30, 2004.

(h) Not Applicable

Item 5.  Audit Committee of Listed Registrants

Not Applicable

Item 6.  Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1. of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

Exhibit 1. StateTrust - Code of Conduct Policy are attached hereto.

Exhibit 2 (a). Certification required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit 2 (b). Certification required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds
             --------------------

By (Signature and Title)*
                                    /s/Jeffrey Cimbal
                                    -----------------
                                    Jeffrey Cimbal, Chief Financial Officer
Date  August 8, 2006
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/David Vurgait
                           ----------------
                           David Vurgait, President
Date  August 8, 2006
      --------------

        Code of Conduct for Chief Executive and Senior Financial Officers
                            of Ashport Mutual Funds
            Adopted by the Board of Trustees of Ashport Mutual Funds

      The Trust is committed to conducting business in accordance with applicable laws, rules and regulations and the highest standards of business ethics and to full and accurate disclosure - financial and otherwise - in compliance with applicable law. This Code of Conduct, applicable to the Trust's Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) (together, "Senior Officers"), sets forth policies to guide you in the performance of your duties.

      As a Senior Officer, you must comply with applicable law. You also have a responsibility to conduct yourself in an honest and ethical manner. You have leadership responsibilities that include creating a culture of high ethical standards and a commitment to compliance, maintaining a work environment that encourages the internal reporting of compliance concerns and promptly addressing compliance concerns.

      This Code of Conduct recognizes that the Senior Officers are subject to certain conflicts of interest inherent in the operation of investment companies, because the Senior Officers currently or may in the future serve as officers or employees of the investment adviser to the Trust (the "Adviser") and/or affiliates of the Adviser (the "Advisory Group") and as officers or trustees/directors of other registered investment companies and unregistered investment funds advised by the Advisory Group. This Code of Conduct also recognizes that certain laws and regulations applicable to, and certain policies and procedures adopted by, the Trust or the Advisory Group govern your conduct in connection with many of the conflict of interest situations that arise in connection with the operations of the Trust, including:

o the Investment Company Act of 1940, as amended and the rules and regulations promulgated thereunder by the Securities and Exchange Commission (the "1940 Act");

o the Investment Advisers Act of 1940, as amended and the rules and regulations promulgated thereunder by the Securities and Exchange Commission (the "Advisers Act");

o the Code of Ethics adopted by the Trust pursuant to Rule 17j-1(c) under the 1940 Act (collectively, the Trust's 1940 Act Code of Ethics);

o the policies and procedures adopted by each Trust to address conflict of interest situations, such as procedures under Rule 10f-3, Rule 17a-7, Rule 17d-1 and Rule 17e-1 under the 1940 Act (collectively, the "Conflict Policies"); and

o the Advisory Group's policies and procedures to address, among other things, conflict of interest situations and related matters (collectively, the "Advisory Policies").

      The provisions of the 1940 Act, the Advisers Act, the 1940 Act Codes of Ethics, the Conflict Policies and the Advisory Policies are referred to herein collectively as the "Additional Conflict Rules".

      This Code of Conflict is different from, and is intended to supplement, the Additional Conflict Rules. Accordingly, a violation of the violation of this Code of Conduct, unless and until the Trustees shall determine that any such violation of the Additional Conflict Rules is also a violation of this Code of Conduct.

SENIOR OFFICERS SHOULD ACT HONESTLY AND CANDIDLY

      Each Senior Officer has a responsibility to the Trust to act with integrity. Integrity requires, among other things, being honest and candid. Deceit and subordination of principle are inconsistent with integrity.

      Each Senior Officer must:

o act with integrity, including being honest and candid while still maintaining the confidentiality of information where required by law or the Additional Conflict Rules;

o comply with the law, rules and regulations that govern the conduct of the Trust's operations and report any suspected violations thereof in accordance with the section below entitled "Compliance with Code of Conduct; and

o     adhere to a high standard of business ethics.

CONFLICTS OF INTEREST

      A conflict of interest for the purpose of this Code of Conduct occurs when your private interests interfere in any way, or even appear to interfere, with the interests of the Trust.

      Senior Officers are expected to use objective and unbiased standards when making decisions that affect the Trust, keeping in mind that Senior Officers are subject to certain inherent conflicts of interest because Senior Officers of the Trust also are or may be officers the Advisory Group (as a result of which it is incumbent upon you to be familiar with and to seek to comply with the Additional Conflict Rules).

      You are required to conduct the business of the Trust in an honest and ethical manner, including the ethical handling of actual or apparent conflicts of interest between personal and business relationships. When making any investment, accepting any position or benefits, participating in any transaction or business arrangement or otherwise acting in a manner that creates or appears to create a conflict of interest with respect to the Trust where you are receiving a personal benefit, you should act in accordance with the letter and the spirit of this Code of Conduct.

      If you are in doubt as to the application or interpretation of this Code of Conduct to you as a Senior Officer of the Trust, you should make full disclosure of all relevant facts and circumstances to the general counsel of the Advisory Group (the "General Counsel") and obtain the approval of the General Counsel prior to taking action.

      Some conflict of interest situations that should always be approved by the General Counsel, if material, include the following:

o the receipt of any entertainment or non-nominal gift by the Senior Officer, or a member of his or her family, from any company with which the Trust has current or prospective business dealings (other than the Advisory Group), unless such entertainment or gift is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any questions of impropriety;

o any ownership interest in, or any consulting or employment relationship with, of any of the Trust's service providers, other than the Advisory Group; and

o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Senior Officer's employment by the Advisory Group, such as compensation or equity ownership.

DISCLOSURES

      It is the policy of the Trust to make full, fair, accurate, timely and understandable disclosure in compliance with all applicable laws and regulations in all reports and documents that such Trust files with, or submits to, the SEC or a national securities exchange and in all other public communications made by such Trust. As a Senior Officer, you are required to promote compliance with this policy and to abide by such Trust's standards, policies and procedures designed to promote compliance with this policy.

Each Senior Officer must:

Familiarize himself or herself with the disclosure requirements applicable to the Trust as well as the business and financial operations of the Trust; and

Not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, including to the Trustees, independent auditors, counsel, counsel to the Independent Trustees, governmental regulators or self-regulatory organizations.

COMPLIANCE WITH CODE OF CONDUCT

      If you know of or suspect a violation of this Code of Conduct or other laws, regulations, policies or procedures applicable to the Trust you must report that information on a timely basis to the General Counsel or report it anonymously by following the "whistle blower" policies adopted by the Advisory Group from time to time. NO ONE WILL BE SUBJECT TO RETALIATION BECAUSE OF A GOOD FAITH REPORT OF A SUSPECTED VIOLATION.

      The Trust will follow these procedures in investigating and enforcing this Code of Conduct, and in reporting on this Code of Conduct:

      1. The General Counsel will take all appropriate action to investigate any actual or potential violations reported to him or her;
      2. Violations an potential violations will be reported to the Board of Trustees after such investigation;
      3. If the Board of Trustees determines that a violation has occurred, it will take all appropriate disciplinary or preventive action; and
      4. Appropriate disciplinary or preventive action may include a letter of censure, suspension, dismissal or, in the event of criminal or other serious violation of law, notification to the SEC or other appropriate law enforcement authorities.

WAIVERS OF CODE OF CONDUCT

      Except as otherwise provided in this Code of Conduct, the General Counsel is responsible for applying the Code of Conduct to specific situations in which questions are presented to the General Counsel and has the authority to interpret this Code of Conduct in any particular situation. The General Counsel shall take all action he or she considers appropriate to investigate any actual or potential violations reported under this Code of Conduct.

      The General Counsel is authorized to consult as appropriate, with counsel to the Trust, the Advisory Group or the Independent Trustees, and is encouraged to do so.

      The Board of Trustees of the Trust is responsible for granting waivers of this Code of Conduct, as appropriate. Any changes to or waivers of this Code of Conduct will, to the extent required, be disclosed on Form N-CSR, or otherwise, as provided by SEC rules.

      The Trust will maintain and preserve for a period of not less than six years from the date an action is taken, the first two years in an easily accessible place, a copy of the information or materials supplied to the Board of Trustees pursuant to this Code of Conduct:

      1. That provided the basis for any amendment or waiver to this Code of Conduct; and
      2. Relating to any violation of this Code of Conduct and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board of Trustees.

CONFIDENTIALITY

      All reports and records prepared or maintained pursuant to this Code of Conduct shall be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code of Conduct, such matters shall not be disclosed to anyone other than the Independent Trustees and their counsel, the Trust and its counsel, the Advisory Group and its counsel and any other advisors, consultants, counsel retained by Trustees, the Independent Trustees or any committee of Trustees.

AMENDMENTS

      This Code of Conduct may not be amended as to the Trust except in written form, which is specifically approved by a majority vote of the Trustees, including a majority of its Independent Trustees.

NO RIGHTS CREATED

      This Code of Conduct is a statement of certain fundamental principles, policies and procedures that govern each of the Senior Officers in the conduct of the Trust's business. It is not intended to and does not create any rights in any employee, investor, supplier, competitor, shareholder or any other person or entity.

ACKNOWLEDGEMENT FORM

I have received and read the Code of Conduct for Principal Executive and Senior Financial Officers and I understand its contents. I agree to comply fully with the standards contained in the Code of Conduct and the Trust's related policies and procedures. I understand that I have an obligation to report any suspected violations of the Code of Conduct on a timely basis to the General Counsel or report it anonymously by following the "whistle blower" policies adopted by the Advisory Group from time to time.

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Printed Name

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Signature

Date:
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